Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000124378 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class I/CPUIX)
Average Annual Return, Percent		4.29%	0.61%	2.97%
C000124377 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class C/CPUCX)
Average Annual Return, Percent	[1]	2.26%	(0.37%)	1.95%
C000124376 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class A/CPUAX)
Average Annual Return, Percent	[2]	0.98%	(0.21%)	2.41%
C000142996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/HIMCO Short Duration Fund (Class A/ASDAX)
Average Annual Return, Percent	[3]	0.90%	2.64%	2.49%
C000142997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/HIMCO Short Duration Fund (Class C/ASDCX)
Average Annual Return, Percent	[4]	1.78%	2.38%	1.98%
C000142998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/HIMCO Short Duration Fund (Class I/ASDIX)
Average Annual Return, Percent		3.84%	3.44%	3.00%
Without Sales Load [Member] | C000124377 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class C/CPUCX) — excluding sales load
Average Annual Return, Percent		3.25%	(0.37%)	1.95%
Without Sales Load [Member] | C000124376 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class A/CPUAX) — excluding sales load
Average Annual Return, Percent		4.13%	0.40%	2.72%
Without Sales Load [Member] | C000142996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/HIMCO Short Duration Fund (Class A/ASDAX) — excluding sales load
Average Annual Return, Percent		3.49%	3.16%	2.74%
Without Sales Load [Member] | C000142997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/HIMCO Short Duration Fund (Class C/ASDCX) — excluding sales load
Average Annual Return, Percent		2.78%	2.38%	1.98%
Bloomberg Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Aggregate Bond Index
Average Annual Return, Percent	[5]	3.79%	0.08%	1.54%
Bloomberg Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Credit Bond Index
Average Annual Return, Percent		4.34%	0.38%	2.49%
Bloomberg 1 3 Year US Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		3.14%	2.12%	2.00%

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
[2]	Maximum sales charge (load) of 3.00% of offering price.
[3]	Maximum sales charge (load) of 2.50% of offering price.
[4]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
[5]	SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.